Equity (Q3) (Details) $ / shares in Units, $ in Thousands					3 Months Ended	9 Months Ended	12 Months Ended	14 Months Ended
	Mar. 12, 2019 USD ($) $ / shares shares	Jul. 03, 2018 USD ($) $ / shares shares	Nov. 27, 2017 USD ($) $ / shares shares	Apr. 24, 2017	Sep. 30, 2019 $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Jul. 03, 2018 USD ($) $ / shares shares	May 30, 2019 $ / shares shares	Dec. 31, 2017 shares
Class of Stock Disclosures [Abstract]
Net proceeds from issuance of convertible preferred stock | $								$ 28,800
Preferred stock, shares outstanding (in shares)					0	0	0			0
Expected Stock Price Volatility [Member]
Class of Stock Disclosures [Abstract]
Warrants measurement input					1.3621	1.3621
July 2018 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)		181,941
Public offering price (in dollars per share) | $ / shares		$ 29.68						$ 29.68
Gross proceeds from public stock offering | $		$ 5,400
Net proceeds from public stock offering | $		$ 4,600
Number of shares issuable on the exercise of warrants (in shares)					554,322	554,322
March 2019 Offering [Member]
Class of Stock Disclosures [Abstract]
Issuance of common stock, net (in shares)	455,178
Public offering price (in dollars per share) | $ / shares	$ 5.25
Warrants [Member] | Minimum [Member]
Class of Stock Disclosures [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares							$ 29.68
Warrants [Member] | Maximum [Member]
Class of Stock Disclosures [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares							$ 43,848
Warrants [Member] | Consultant [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)									100,000
Exercise price of warrants (in dollars per share) | $ / shares					$ 1.93	$ 1.93			$ 3.18
Series F Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Gross proceeds from issuance of convertible preferred stock | $			$ 18,000
Net proceeds from issuance of convertible preferred stock | $			$ 16,200
Conversion price (in dollars per share) | $ / shares	$ 5.25	$ 29.68	$ 63.00					29.68
Number of consecutive trading days considered for expiration					20 days		20 days
Number of consecutive trading days					30 days		30 days
Preferred stock issued (in shares)			18,000		535	535	535			3,780
Number of shares issuable on conversion of preferred stock (in shares)	191		286,714
Preferred stock, shares outstanding (in shares)					535	535	535			3,780
Issuance of common stock, net (in shares)		181,941
Public offering price (in dollars per share) | $ / shares		$ 29.68						$ 29.68
Number of shares issuable on the exercise of warrants (in shares)		554,322						554,322
Beneficial conversion amount | $			$ 8,700
Aggregate cash placement fee	8.00%	8.00%	8.00%	9.00%
Series F Convertible Preferred Stock [Member] | Minimum [Member]
Class of Stock Disclosures [Abstract]
Percentage of volume weighted average price of common stock			300.00%
Trading volume for each trading day | $			$ 200
Series F Convertible Preferred Stock [Member] | Warrants [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)			573,310
Warrants issued to the placement agent (in shares)						0	0
Series F Convertible Preferred Stock [Member] | Warrant Series 1 [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)			16
Exercise price of warrants (in dollars per share) | $ / shares		$ 29.68	$ 63.00					$ 29.68
Series F Convertible Preferred Stock [Member] | Warrant Series 2 [Member]
Class of Stock Disclosures [Abstract]
Warrants to purchase shares of common stock (in shares)			16
Exercise price of warrants (in dollars per share) | $ / shares		$ 29.68	$ 63.00					$ 29.68
Series G Convertible Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Gross proceeds from issuance of convertible preferred stock | $	$ 12,400
Net proceeds from issuance of convertible preferred stock | $	$ 11,000
Conversion price (in dollars per share) | $ / shares	$ 5.25
Number of consecutive trading days					30 days
Preferred stock issued (in shares)					0	0	0
Preferred stock, shares outstanding (in shares)					0	0	0
Beneficial conversion amount | $						$ 4,500
Beneficial ownership limitation	4.99%
Conversion of preferred stock into common stock (in shares)					1,910,536
Series G Convertible Preferred Stock [Member] | March 2019 Offering [Member]
Class of Stock Disclosures [Abstract]
Number of shares issuable on conversion of preferred stock (in shares)	1,910,536
Series G Convertible Preferred Stock [Member] | Warrant Series 1 [Member]
Class of Stock Disclosures [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares	$ 5.25
Number of shares issuable on the exercise of warrants (in shares)	2,365,714
Series G Convertible Preferred Stock [Member] | Warrant Series 2 [Member]
Class of Stock Disclosures [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares	$ 5.25
Number of shares issuable on the exercise of warrants (in shares)	2,365,714